Fees Summary	Nov. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,759,400,000.00
Previously Paid Amount	0.00
Total Fee Amount	269,364.14
Total Offset Amount	0.00
Net Fee	$ 269,364.14